Average Annual Total Returns{- Fidelity® Mid Cap Value Fund} - 01.31 Fidelity Mid Cap Value Fund - AMCIZ PRO-12 - Fidelity® Mid Cap Value Fund	Fidelity Mid Cap Value Fund-Class A Return Before Taxes Past 1 year	Fidelity Mid Cap Value Fund-Class A Return Before Taxes Past 5 years	Fidelity Mid Cap Value Fund-Class A Return Before Taxes Past 10 years	Fidelity Mid Cap Value Fund-Class A After Taxes on Distributions Past 1 year	Fidelity Mid Cap Value Fund-Class A After Taxes on Distributions Past 5 years	Fidelity Mid Cap Value Fund-Class A After Taxes on Distributions Past 10 years	Fidelity Mid Cap Value Fund-Class A After Taxes on Distributions and Sales Past 1 year	Fidelity Mid Cap Value Fund-Class A After Taxes on Distributions and Sales Past 5 years	Fidelity Mid Cap Value Fund-Class A After Taxes on Distributions and Sales Past 10 years	Fidelity Mid Cap Value Fund-Class M Return Before Taxes Past 1 year	Fidelity Mid Cap Value Fund-Class M Return Before Taxes Past 5 years	Fidelity Mid Cap Value Fund-Class M Return Before Taxes Past 10 years	Fidelity Mid Cap Value Fund-Class C Return Before Taxes Past 1 year	Fidelity Mid Cap Value Fund-Class C Return Before Taxes Past 5 years	Fidelity Mid Cap Value Fund-Class C Return Before Taxes Past 10 years	Fidelity Mid Cap Value Fund - Class I Return Before Taxes Past 1 year	Fidelity Mid Cap Value Fund - Class I Return Before Taxes Past 5 years	Fidelity Mid Cap Value Fund - Class I Return Before Taxes Past 10 years	Fidelity Mid Cap Value Fund-Class Z Return Before Taxes Past 1 year	Fidelity Mid Cap Value Fund-Class Z Return Before Taxes Past 10 years	Fidelity Mid Cap Value Fund-Class Z Return Before Taxes Since Inception		Fidelity Mid Cap Value Fund-Class Z Return Before Taxes Inception Date	RS013 Past 1 year	RS013 Past 5 years	RS013 Past 10 years
Total	(5.10%)	4.34%	7.95%	(5.50%)	3.13%	6.62%	(2.74%)	3.32%	6.16%	(3.10%)	4.56%	7.91%	(1.02%)	4.81%	7.79%	0.96%	5.90%	8.90%	1.17%		4.10%	[1]	Feb. 01, 2017	4.96%	9.73%	10.49%

[1]	(a)Since inception February 1, 2017.